Note 10 - Finance Income and Expense - Finance Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Foreign exchange gain	$ 173	$ 2,176	$ 27
Related party loan interest payable	3,351	1,986	1,653
Convertible loan notes and preference shares interest payable	217	1,228	1,185
Waived dividends on convertible preference shares	0	(327)	0
Waived dividends on convertible loan notes	0	(668)	0
Debtor invoice finance interest payable	24	7	8
Debtor finance fees	0	0	44
Lease liability interest payable	133	42	44
Bank interest payable	3	0	0
Foreign exchange losses	4,709	92	0
Other finance costs	167	90	40
Total finance expense	$ 8,604	$ 2,450	$ 2,974